Provisions for Legal Proceedings - Schedule of Breakdown Liabilities (Details) - Breakdown Liabilities [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Mar. 31, 2025
Schedule of Breakdown Liabilities [Line Items]
Current liabilities	$ 159,217	$ 231,209
Non-current liabilities	209,358	219,022
Total Liabilities	$ 368,575	$ 450,231